Note 7 - Stockholders' Deficit - 10Q (Details) - Stock Option Activity (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012		Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Stock Option Activity [Abstract]
Outstanding at January 1, 2013			1,531
Outstanding at January 1, 2013 (in Dollars per share)			$ 0.31
Granted			1,050		400	458
Granted (in Dollars per share)			$ 1.57			$ 1.07
Assumed in VC acquisition			75
Assumed in VC acquisition (in Dollars per share)			$ 344.16
Exercised			0
Exercised (in Dollars per share)			$ 0
Forfeited or expired			(22)			(234)
Forfeited or expired (in Dollars per share)			$ 45.58			$ 0.31
Outstanding at September 30, 2013	1,531		2,634			1,531
Outstanding at September 30, 2013 (in Dollars per share)	$ 0.31		$ 10.19			$ 0.31
Outstanding at September 30, 2013			5 years 237 days
Outstanding at September 30, 2013 (in Dollars)	$ 1,900		$ 4,811	[1]		$ 1,900
Vested or expected to vest at September 30, 2013	1,531	[2]	2,634			1,531	[2]	[2]
Vested or expected to vest at September 30, 2013 (in Dollars per share)	$ 0.31	[2]	$ 10.19			$ 0.31	[2]	[2]
Vested or expected to vest at September 30, 2013	7 years 109 days		5 years 237 days
Vested or expected to vest at September 30, 2013 (in Dollars)	1,900		4,811	[1]		1,900
Exercisable at September 30, 2013	1,264	[3]	1,584			1,264	[3]	[3]
Exercisable at September 30, 2013 (in Dollars per share)	$ 0.05	[3]	$ 15.89			$ 0.05	[3]	[3]
Exercisable at September 30, 2013	7 years 328 days		6 years 6 months
Exercisable at September 30, 2013 (in Dollars)	$ 1,900		$ 3,627	[1]		$ 1,900

[1]	The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The market value of our common stock was $2.70 per share at September 30, 2013 on a post-reverse stock split basis.
[2]	The weighted average remaining contractual life for exercisable options is 7.9 years, and for options vested or expected to vest, is 7.3 years, as of December 31, 2012
[3]	The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option. The fair value of our common stock was $1.57 at December 31, 2012. As of December 31, 2012, the aggregate intrinsic value of options outstanding, exercisable and vested or expected to vest was $1.9 million.